Summary of Change in Net Unrealized Gains and Losses Reported in Accumulated Other Comprehensive Income (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Reclassification adjustments to net investment losses, tax benefit	$ 0	$ (13)